Cash and Cash Equivalents and Short-term Deposit - Schedule of Cash on Hand and Cash Held at Bank Balance and Short-term Deposit (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)
US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 22,185			$ 37,513
US$ | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	4,259			11,795
US$ | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	4,259			11,795
RMB | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit | ¥		¥ 59,912			¥ 96,749
RMB | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	9,182			13,791
HKD | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit			$ 8,236			$ 5,829
HKD | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	1,062			748
Others | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 7,682			$ 11,179